UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Global Growth Fund

1/31/08
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace – 1.0%
United Technologies Corp.	43,690	$3,207,283

Alcoholic Beverages – 0.9%
Pernod Ricard S.A.	28,886	$3,082,736

Apparel Manufacturers – 3.6%
Billabong International Ltd. (l)	130,747	$1,413,462
Li & Fung Ltd.	766,200	2,946,973
LVMH Moet Hennessy Louis Vuitton S.A. (l)	48,860	5,030,888
NIKE, Inc., “B”	40,750	2,516,720

		$11,908,043

Automotive – 2.2%
Continental AG	14,604	$1,517,579
PT Astra International Tbk.	1,081,000	3,252,088
Toyota Industries Corp.	63,500	2,470,074

		$7,239,741

Biotechnology – 1.3%
Genzyme Corp. (a)	38,460	$3,004,880
Millipore Corp. (a)	18,320	1,285,148

		$4,290,028

Broadcasting – 4.3%
Grupo Televisa S.A., ADR	136,160	$3,035,006
Societe Television Francaise 1	62,886	1,592,357
Walt Disney Co.	104,380	3,124,093
WPP Group PLC	505,420	6,242,045

		$13,993,501

Brokerage & Asset Managers – 4.0%
Daiwa Securities Group, Inc. (l)	322,000	$2,845,456
Goldman Sachs Group, Inc.	14,860	2,983,442
ICAP PLC	129,550	1,741,513
Invesco Ltd.	87,740	2,388,283
Julius Baer Holding Ltd.	42,497	2,964,725

		$12,923,419

Business Services – 4.6%
Accenture Ltd., “A”	56,340	$1,950,491
Amdocs Ltd. (a)	46,240	1,530,082
Capita Group PLC	90,913	1,191,972
Fidelity National Information Services, Inc.	49,620	2,106,369
Infosys Technologies Ltd., ADR (l)	82,160	3,401,424
Intertek Group PLC	96,530	1,693,137
Satyam Computer Services Ltd.	309,910	3,097,178

		$14,970,653

Chemicals – 1.5%
3M Co.	41,440	$3,300,696
Wacker Chemie AG (l)	7,720	1,671,814

		$4,972,510

Computer Software – 1.2%
SAP AG	44,940	$2,166,374
VeriSign, Inc. (a)	56,280	1,909,018

		$4,075,392

Computer Software - Systems – 2.1%
EMC Corp. (a)	152,560	$2,421,127

1

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Fujitsu Ltd.	279,000	$1,808,795
International Business Machines Corp.	24,920	2,674,913

		$6,904,835

Conglomerates – 1.2%
Siemens AG (l)	18,110	$2,348,243
Smiths Group PLC	71,308	1,415,517

		$3,763,760

Consumer Goods & Services – 5.0%
Alberto-Culver Co.	83,870	$2,246,877
Colgate-Palmolive Co.	30,300	2,333,100
Kao Corp.	75,000	2,273,363
L’Oreal S.A.	17,190	2,127,338
Procter & Gamble Co.	55,280	3,645,716
Reckitt Benckiser Group PLC	68,100	3,567,464

		$16,193,858

Electrical Equipment – 2.0%
Keyence Corp.	7,800	$1,658,499
OMRON Corp.	80,300	1,656,098
Schneider Electric S.A.	27,397	3,179,561

		$6,494,158

Electronics – 8.6%
ARM Holdings PLC	521,160	$1,220,277
Canon, Inc.	50,400	2,173,592
Hirose Electric Co. Ltd.	30,300	3,083,238
Hoya Corp.	55,500	1,514,869
Intel Corp.	259,080	5,492,496
Marvell Technology Group Ltd. (a)	103,780	1,231,869
National Semiconductor Corp.	105,050	1,936,072
Nippon Electric Glass Co. Ltd.	87,000	1,300,545
Ricoh Co. Ltd.	87,000	1,360,218
Royal Philips Electronics N.V.	91,360	3,586,636
SUMCO Corp. (l)	97,200	2,123,367
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	319,990	2,969,507

		$27,992,686

Energy - Independent – 1.7%
INPEX Holdings, Inc.	610	$5,710,152

Energy - Integrated – 4.1%
OAO Gazprom, ADR	92,040	$4,452,093
Petroleo Brasileiro S.A., ADR	32,610	3,624,275
TOTAL S.A.	72,660	5,274,145

		$13,350,513

Food & Beverages – 2.3%
Nestle S.A.	16,745	$7,474,894

Food & Drug Stores – 1.0%
Tesco PLC	383,249	$3,199,964

Gaming & Lodging – 0.5%
International Game Technology	34,750	$1,482,783

Internet – 1.0%
Google, Inc., “A” (a)	5,870	$3,312,441

2

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.6%
Bucyrus International, Inc., “A”	33,120	$3,070,555
GEA Group AG (a)	68,760	2,133,057

		$5,203,612

Major Banks – 6.4%
Bank of New York Mellon Corp.	57,580	$2,684,955
Erste Bank der oesterreichischen Sparkassen AG (l)	61,500	3,347,198
HSBC Holdings PLC	185,641	2,785,543
Raiffeisen International Bank Holding AG	18,310	2,338,864
Standard Bank Group Ltd.	224,560	2,698,601
Standard Chartered PLC	81,600	2,715,812
State Street Corp.	25,030	2,055,464
UniCredito Italiano S.p.A.	303,328	2,218,925

		$20,845,362

Medical Equipment – 3.6%
Boston Scientific Corp. (a)	108,920	$1,321,200
Medtronic, Inc.	57,860	2,694,540
ResMed, Inc. (a)	49,010	2,282,886
Synthes, Inc.	27,400	3,496,952
Zimmer Holdings, Inc. (a)	23,250	1,819,778

		$11,615,356

Metals & Mining – 4.3%
Anglo American PLC	50,700	$2,774,627
BHP Billiton PLC	264,550	7,847,114
Companhia Vale do Rio Doce, ADR	113,720	3,409,326

		$14,031,067

Network & Telecom – 3.7%
Cisco Systems, Inc. (a)	197,230	$4,832,135
NICE Systems Ltd., ADR (a)	54,550	1,669,776
Nokia Oyj	80,430	2,960,113
Research in Motion Ltd. (a)	27,700	2,600,476

		$12,062,500

Oil Services – 0.8%
Halliburton Co.	76,760	$2,546,129

Other Banks & Diversified Financials – 4.9%
Aeon Credit Service Co. Ltd.	135,500	$2,019,196
American Express Co.	87,040	4,292,813
Bank of Cyprus Public Co. Ltd.	91,426	1,451,862
Housing Development Finance Corp. Ltd.	62,753	4,561,315
UBS AG	89,525	3,700,354

		$16,025,540

Pharmaceuticals – 5.7%
Bayer AG	36,670	$3,018,769
Merck & Co., Inc.	64,440	2,982,283
Novartis AG	80,590	4,073,314
Novo Nordisk A/S, “B”	56,150	3,529,991
Roche Holding AG	27,080	4,900,429

		$18,504,786

Restaurants – 0.9%
YUM! Brands, Inc.	83,480	$2,851,677

3

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 3.5%
L’Air Liquide S.A.	20,338	$2,834,862
Linde AG	23,040	3,016,439
Praxair, Inc.	37,740	3,053,543
Symrise AG (a)(l)	106,086	2,655,615

		$11,560,459

Specialty Stores – 2.0%
Industria de Diseno Textile S.A. (l)	48,800	$2,451,432
PetSmart, Inc.	88,610	2,026,511
Staples, Inc.	86,490	2,070,571

		$6,548,514

Telecommunications - Wireless – 3.0%
America Movil S.A.B. de C.V., “L”, ADR	76,470	$4,581,318
Orascom Telecom Holding S.A.E.	204,746	3,115,875
Rogers Communications, Inc., “B”	57,430	2,195,845

		$9,893,038

Telephone Services – 3.7%
Sistema JSFC, GDR	94,620	$3,359,010
Telefonica S.A.	212,210	6,218,333
Telenor A.S.A.	119,670	2,476,300

		$12,053,643

Utilities - Electric Power – 0.8%
CEZ AS	40,960	$2,766,088

Total Common Stocks		$323,051,121

Collateral for Securities Loaned – 4.7%
Citigroup Global Markets, Inc. Repurchase Agreement, 2.875%, dated 1/31/08, due 2/01/08, total to be received $12,667,226 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	12,666,214	$12,666,214
Morgan Stanley Repurchase Agreement, 2.87%, dated 1/31/08, due 2/01/08, total to be received $ 2,500,199 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	2,500,000	2,500,000

Total Collateral for Securities Loaned		$15,166,214

Money Market Funds (v) – 0.6%
MFS Institutional Money Market Portfolio, 4.25%	1,973,124	$1,973,124

Total Investments		$340,190,459

Other Assets, Less Liabilities – (4.3)%		(13,981,435)

Net Assets – 100.0%		$326,209,024

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Growth Fund

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$332,561,794

Gross unrealized appreciation	$32,033,401
Gross unrealized depreciation	(24,404,736)

Net unrealized appreciation (depreciation)	$7,628,665

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Transactions in Underlying Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliate	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,191,923	35,706,960	(38,925,759)	1,973,124

Affiliate	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$49,997	$1,973,124

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2008, are as follows:

United States	29.6%
United Kingdom	11.2%
Japan	9.8%
Switzerland	8.2%
France	7.1%
Germany	5.7%
India	3.4%
Spain	2.7%
Russia	2.4%
Other Countries	19.9%

5

MFS® Strategic Income Fund

1/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par	Value ($)
Bonds – 91.2%
Aerospace – 0.6%
Bombardier, Inc., 8%, 2014 (n)	$450,000	$470,250
Hawker Beechcraft Acquisition Co., 9.75%, 2017 (n)	340,000	323,850
TransDigm Group, Inc., 7.75%, 2014	280,000	281,400
Vought Aircraft Industries, Inc., 8%, 2011	625,000	576,563

		$1,652,063

Asset Backed & Securitized – 6.7%
Anthracite Ltd., CDO, 6%, 2037 (z)	$1,200,000	$802,125
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	900,000	360,000
Asset Securitization Corp., FRN, 8.335%, 2029	1,128,840	1,225,021
Asset Securitization Corp., FRN, 8.825%, 2029 (z)	790,000	907,019
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.085%, 2040 (z)	674,286	539,429
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	1,007,208	1,007,208
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	1,804,419	1,870,228
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	38,913	38,687
Crest Ltd., CDO, 7%, 2040	400,000	304,412
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	1,050,000	1,131,413
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	550,000	553,772
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	700,000	487,648
Falcon Franchise Loan LLC, FRN, 3.389%, 2023 (i)(n)	5,037,101	450,781
Falcon Franchise Loan LLC, FRN, 3.933%, 2025 (i)(z)	3,701,174	480,886
First Union-Lehman Brothers Bank of America, FRN, 0.666%, 2028 (i)	30,995,482	357,877
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	480,674	508,533
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)	1,758,000	1,739,695
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.542%, 2043	1,789,097	1,621,111
KKR Financial CLO Ltd., “C”, CDO, FRN, 6.82%, 2021 (n)	523,730	373,943
Morgan Stanley Capital I, Inc., 1.46%, 2014 (i)(n)	10,951,115	377,728
Prudential Securities Secured Financing Corp., FRN, 7.283%, 2013 (z)	875,000	816,928
Salomon Brothers Mortgage Securities, Inc., FRN, 7.072%, 2032 (z)	1,800,000	1,965,840

		$17,920,284

Automotive – 1.0%
Allison Transmission, Inc., 11%, 2015 (n)	$705,000	$592,200
Ford Motor Credit Co. LLC, 9.75%, 2010	702,000	678,050
Ford Motor Credit Co. LLC, 8%, 2016	255,000	214,100
General Motors Acceptance Corp., 8.375%, 2033	859,000	697,938
Johnson Controls, Inc., 5.25%, 2011	290,000	298,439
TRW Automotive, Inc., 7%, 2014 (n)	235,000	215,613

		$2,696,340

Broadcasting – 3.1%
Allbritton Communications Co., 7.75%, 2012	$718,000	$716,205
CanWest MediaWorks LP, 9.25%, 2015 (n)	445,000	420,525
Clear Channel Communications, Inc., 5.5%, 2014	590,000	449,557
Grupo Televisa S.A., 8.5%, 2032	589,000	708,567
Intelsat Jackson Holdings Ltd., 11.25%, 2016	305,000	305,000
Intelsat Ltd., 8.625%, 2015	500,000	498,125
Intelsat Ltd., FRN, 10.829%, 2013	185,000	189,163
ION Media Networks, Inc., FRN, 10.508%, 2013 (n)	900,000	778,500
Lamar Media Corp., 6.625%, 2015	710,000	672,726
LBI Media, Inc., 8.5%, 2017 (n)	300,000	266,250
Liberty Media Corp., 5.7%, 2013	520,000	481,732
LIN TV Corp., 6.5%, 2013	625,000	589,063
Local TV Finance LLC, 9.25%, 2015 (n)(p)	455,000	398,125
News America, Inc., 6.4%, 2035	890,000	878,376

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Nexstar Broadcasting Group, Inc., 7%, 2014	$320,000	$292,800
Univision Communications, Inc., 9.75%, 2015 (n)(p)	715,000	534,463

		$8,179,177

Brokerage & Asset Managers – 0.7%
Lehman Brothers Holdings, Inc., 6.5%, 2017	$740,000	$756,281
Merrill Lynch & Co., Inc., 6.4%, 2017	400,000	410,872
Nuveen Investments, Inc., 10.5%, 2015 (n)	600,000	582,000

		$1,749,153

Building – 0.9%
American Standard Cos., Inc., 7.375%, 2008	$735,000	$735,000
Building Materials Corp. of America, 7.75%, 2014	140,000	103,600
Lafarge S.A., 6.15%, 2011	1,320,000	1,373,492
Ply Gem Industries, Inc., 9%, 2012	295,000	219,775

		$2,431,867

Business Services – 0.3%
SunGard Data Systems, Inc., 10.25%, 2015	$713,000	$713,000

Cable TV – 1.4%
CCH I Holdings LLC, 11%, 2015	$572,000	$409,695
CCH II Holdings LLC, 10.25%, 2010	280,000	265,300
CCO Holdings LLC, 8.75%, 2013	650,000	604,500
CSC Holdings, Inc., 6.75%, 2012	1,065,000	1,009,088
Mediacom LLC, 9.5%, 2013	295,000	263,288
TCI Communications, Inc., 9.8%, 2012	841,000	977,422
Videotron LTEE, 6.875%, 2014	270,000	261,225

		$3,790,518

Chemicals – 1.7%
Innophos, Inc., 8.875%, 2014	$405,000	$397,913
Koppers Holdings, Inc., 9.875%, 2013	355,000	378,075
Momentive Performance Materials, Inc., 9.75%, 2014	505,000	457,025
Mosaic Co., 7.625% to 2008, 7.875% to 2016 (n)	575,000	621,000
Nalco Co., 7.75%, 2011	450,000	450,000
Nalco Co., 8.875%, 2013	595,000	603,925
Nalco Finance Holdings, Inc., 0% to 2009, 9% to 2014	450,000	405,000
Yara International A.S.A., 5.25%, 2014 (n)	1,300,000	1,286,213

		$4,599,151

Computer Software – 0.1%
First Data Corp., 9.875%, 2015 (n)	$425,000	$376,125

Construction – 0.5%
Lennar Corp., 5.125%, 2010	$1,110,000	$937,950
Pulte Homes, Inc., 4.875%, 2009	326,000	308,885

		$1,246,835

Consumer Goods & Services – 1.9%
Corrections Corp. of America, 6.25%, 2013	$340,000	$338,300
Fortune Brands, Inc., 5.125%, 2011	1,025,000	1,026,539
KAR Holdings, Inc., 10%, 2015 (n)	225,000	187,875
Service Corp. International, 6.75%, 2015	135,000	133,650
Service Corp. International, 7%, 2017	435,000	426,300
Service Corp. International, 7.625%, 2018	740,000	754,800
Visant Holding Corp., 8.75%, 2013	274,000	265,095

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Goods & Services – continued
Western Union Co., 5.4%, 2011	$1,800,000	$1,859,195

		$4,991,754

Containers – 1.7%
Crown Americas LLC, 7.625%, 2013	$290,000	$292,175
Crown Americas LLC, 7.75%, 2015	610,000	620,675
Graham Packaging Co. LP, 9.875%, 2014	310,000	261,950
Greif, Inc., 6.75%, 2017	1,790,000	1,704,975
Owens-Brockway Glass Container, Inc., 8.875%, 2009	343,000	343,000
Owens-Brockway Glass Container, Inc., 8.25%, 2013	1,355,000	1,402,425

		$4,625,200

Defense Electronics – 0.9%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,297,000	$1,281,445
L-3 Communications Corp., 6.125%, 2014	1,120,000	1,103,200

		$2,384,645

Electronics – 0.3%
Avago Technologies Finance, 11.875%, 2015	$160,000	$167,200
Flextronics International Ltd., 6.25%, 2014	525,000	493,500
Spansion LLC, 11.25%, 2016 (n)	355,000	248,500

		$909,200

Emerging Market Quasi-Sovereign – 0.9%
Banco do Brasil S.A., 7.95%, 2049 (n)	$153,000	$154,530
Gazprom International S.A., 6.51%, 2022 (n)	800,000	756,000
Pemex Project Funding Master Trust, 5.75%, 2018 (n)	516,000	524,514
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	890,000	884,571

		$2,319,615

Emerging Market Sovereign – 1.7%
Federative Republic of Brazil, 8%, 2018	$222,000	$250,860
Gabonese Republic, 8.2%, 2017 (n)	562,000	586,587
Republic of Argentina, FRN, 5.374%, 2012	883,125	774,954
Republic of Colombia, 7.375%, 2017	704,000	771,584
Republic of Indonesia, 6.875%, 2018 (z)	318,000	327,937
Republic of Indonesia, 7.75%, 2038 (z)	125,000	132,031
Republic of Panama, 9.375%, 2029	233,000	307,560
Republic of Panama, 6.7%, 2036	372,000	375,720
Republic of Philippines, 9.375%, 2017	272,000	336,926
Republic of Uruguay, 8%, 2022	535,000	590,640

		$4,454,799

Energy - Independent – 2.1%
Chaparral Energy, Inc., 8.875%, 2017 (n)	$375,000	$313,125
Chesapeake Energy Corp., 6.375%, 2015	555,000	538,350
Forest Oil Corp., 7.25%, 2019 (n)	290,000	290,000
Hilcorp Energy I LP, 7.75%, 2015 (n)	195,000	186,713
Hilcorp Energy I LP, 9%, 2016 (n)	310,000	310,000
Mariner Energy, Inc., 8%, 2017	360,000	343,800
Newfield Exploration Co., 6.625%, 2014	490,000	482,650
Nexen, Inc., 6.4%, 2037	1,100,000	1,064,320
OPTI Canada, Inc., 8.25%, 2014 (n)	575,000	563,500
Plains Exploration & Production Co., 7%, 2017	830,000	788,500
Quicksilver Resources, Inc., 7.125%, 2016	500,000	485,000
Southwestern Energy Co., 7.5%, 2018 (z)	280,000	287,700

		$5,653,658

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Energy - Integrated – 0.3%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)		$264,000	$264,264
TNK-BP Finance S.A., 7.5%, 2016 (n)		615,000	596,550

			$860,814

Entertainment – 0.4%
AMC Entertainment, Inc., 11%, 2016		$305,000	$301,950
Time Warner, Inc., 6.5%, 2036		110,000	103,574
Turner Broadcasting System, Inc., 8.375%, 2013		653,000	734,005

			$1,139,529

Financial Institutions – 2.4%
American Express Centurion Bank, 5.2%, 2010		$840,000	$862,743
Capmark Financial Group, Inc., 6.3%, 2017 (n)		1,050,000	735,599
CIT Group, Inc., 6.1% to 2017, FRN to 2067		80,000	56,927
General Motors Acceptance Corp., 5.85%, 2009		1,179,000	1,146,754
General Motors Acceptance Corp., 6.875%, 2011		355,000	310,368
ILFC E-Capital Trust I, FRN, 5.9% to 2010, FRN to 2065 (n)		1,400,000	1,290,024
ORIX Corp., 5.48%, 2011		1,580,000	1,567,763
Residential Capital LLC, 6.125%, 2008		396,000	304,920
Residential Capital LLC, 6.5%, 2012		58,000	36,250

			$6,311,348

Food & Beverages – 1.1%
Del Monte Corp., 6.75%, 2015		$360,000	$334,800
Michael Foods, Inc., 8%, 2013		495,000	487,575
Miller Brewing Co., 5.5%, 2013 (n)		1,370,000	1,443,107
Tyson Foods, Inc., 6.85%, 2016		660,000	660,489

			$2,925,971

Food & Drug Stores – 0.1%
CVS Caremark Corp., 5.75%, 2017		$178,000	$183,949

Forest & Paper Products – 1.4%
Buckeye Technologies, Inc., 8%, 2010		$104,000	$102,960
Buckeye Technologies, Inc., 8.5%, 2013		1,145,000	1,156,450
Catalyst Paper Corp., 8.625%, 2011		145,000	122,525
Jefferson Smurfit Corp., 8.25%, 2012		304,000	291,840
Millar Western Forest Products Ltd., 7.75%, 2013		530,000	389,550
NewPage Holding Corp., 10%, 2012 (n)		300,000	298,500
Smurfit Kappa Group PLC, 7.75%, 2015	EUR	530,000	670,231
Stora Enso Oyj, 6.404%, 2016 (n)		$690,000	688,528

			$3,720,584

Gaming & Lodging – 2.5%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		$405,000	$303,750
Harrah’s Operating Co., Inc., 10.75%, 2016 (z)		285,000	257,925
Harrah’s Operating Co., Inc., 5.75%, 2017		1,275,000	765,000
Isle of Capri Casinos, Inc., 7%, 2014		575,000	442,750
MGM Mirage, 8.375%, 2011		960,000	981,600
MGM Mirage, 6.75%, 2013		365,000	347,663
MGM Mirage, 7.5%, 2016		745,000	715,200
Scientific Games Corp., 6.25%, 2012		750,000	676,875
Station Casinos, Inc., 6.5%, 2014		840,000	579,600
Station Casinos, Inc., 6.875%, 2016		150,000	102,000
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		415,000	298,800
Wyndham Worldwide Corp., 6%, 2016		380,000	362,696

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – continued
Wynn Las Vegas LLC, 6.625%, 2014		$775,000	$746,906

			$6,580,765

Industrial – 0.9%
Blount, Inc., 8.875%, 2012		$650,000	$638,625
Cii Carbon LLC, 11.125%, 2015 (n)		200,000	191,000
JohnsonDiversey Holdings, Inc., “B”, 9.625%, 2012		775,000	786,625
Steelcase, Inc., 6.5%, 2011		618,000	653,182

			$2,269,432

Insurance – 1.5%
Allianz AG, 5.5%, 2049	EUR	947,000	$1,350,337
American International Group, Inc., 6.25%, 2037		$930,000	812,533
ING Groep N.V., 5.775% to 2015, FRN to 2049		2,010,000	1,874,015

			$4,036,885

Insurance - Health – 0.1%
Centene Corp., 7.25%, 2014		$365,000	$357,700

Insurance - Property & Casualty – 1.3%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,555,000	$1,564,784
Chubb Corp., 6.375% to 2017, FRN to 2037		630,000	620,884
USI Holdings Corp., 9.75%, 2015 (n)		430,000	335,400
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		1,080,000	986,062

			$3,507,130

International Market Quasi-Sovereign – 0.2%
Canada Housing Trust, 4.6%, 2011	CAD	429,000	$439,506

International Market Sovereign – 18.8%
Dutch Government, 3.75%, 2009	EUR	1,682,000	$2,505,991
Dutch Government, 3.75%, 2014	EUR	288,000	428,536
Federal Republic of Germany, 5.25%, 2010	EUR	2,521,000	3,905,893
Federal Republic of Germany, 3.75%, 2015	EUR	1,054,000	1,568,277
Federal Republic of Germany, 6.25%, 2030	EUR	1,262,000	2,342,795
Government of Canada, 4.5%, 2015	CAD	742,000	773,600
Government of Canada, 5.75%, 2033	CAD	229,000	282,085
Government of Japan, 1.5%, 2012	JPY	288,000,000	2,782,321
Government of Japan, 1.3%, 2014	JPY	502,000,000	4,782,990
Government of Japan, 1.7%, 2017	JPY	381,000,000	3,685,827
Government of Japan, 2.2%, 2027	JPY	224,000,000	2,144,957
Government of Japan, 2.4%, 2037	JPY	130,000,000	1,230,423
Kingdom of Denmark, 4%, 2015	DKK	3,972,000	795,607
Kingdom of Spain, 5.35%, 2011	EUR	2,801,000	4,413,177
Kingdom of Sweden, 4.5%, 2015	SEK	2,405,000	393,519
Republic of Austria, 4.65%, 2018	EUR	2,000,000	3,117,223
Republic of France, 4.75%, 2012	EUR	412,000	641,749
Republic of France, 5%, 2016	EUR	1,163,000	1,859,261
Republic of France, 6%, 2025	EUR	556,000	988,309
Republic of France, 4.75%, 2035	EUR	2,175,000	3,344,290
Republic of Ireland, 4.6%, 2016	EUR	2,084,000	3,231,931
United Kingdom Treasury, 8%, 2015	GBP	1,020,000	2,493,043
United Kingdom Treasury, 8%, 2021	GBP	328,000	874,014
United Kingdom Treasury, 4.25%, 2036	GBP	829,000	1,619,891

			$50,205,709

Machinery & Tools – 0.8%
Atlas Copco AB, 5.6%, 2017 (n)		$1,470,000	$1,492,641

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – continued
Case New Holland, Inc., 7.125%, 2014	$510,000	$508,725

		$2,001,366

Major Banks – 2.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$1,840,000	$1,492,755
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)	226,000	205,218
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	600,000	578,205
Royal Bank of Scotland Group PLC, 9.118%, 2049	857,000	928,323
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,187,000	1,288,671
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042	920,000	726,800

		$5,219,972

Medical & Health Technology & Services – 3.6%
Cardinal Health, Inc., 6.3%, 2016 (n)	$840,000	$889,436
Community Health Systems, Inc., 8.875%, 2015	860,000	865,375
Cooper Cos., Inc., 7.125%, 2015	410,000	389,500
DaVita, Inc., 6.625%, 2013	270,000	265,950
DaVita, Inc., 7.25%, 2015	1,115,000	1,109,425
HCA, Inc., 6.375%, 2015	870,000	741,675
HCA, Inc., 9.25%, 2016	945,000	991,069
HealthSouth Corp., 10.75%, 2016	155,000	161,588
Hospira, Inc., 5.55%, 2012	450,000	468,379
Hospira, Inc., 6.05%, 2017	410,000	423,333
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)	395,000	406,850
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)	295,000	287,994
McKesson Corp., 5.7%, 2017	370,000	378,128
Owens & Minor, Inc., 6.35%, 2016	710,000	728,593
Psychiatric Solutions, Inc., 7.75%, 2015	515,000	507,275
U.S. Oncology, Inc., 10.75%, 2014	495,000	482,625
Universal Hospital Services, Inc., 8.5%, 2015 (p)	305,000	308,050
Universal Hospital Services, Inc., FRN, 8.287%, 2015	90,000	85,500
VWR Funding, Inc., 10.25%, 2015 (n)	265,000	247,775

		$9,738,520

Metals & Mining – 1.7%
Arch Western Finance LLC, 6.75%, 2013	$345,000	$333,788
FMG Finance Ltd., 10.625%, 2016 (n)	720,000	817,200
Foundation PA Coal Co., 7.25%, 2014	270,000	265,950
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	1,015,000	1,078,437
Freeport-McMoRan Copper & Gold, Inc., FRN, 8.394%, 2015	480,000	471,000
Peabody Energy Corp., 7.375%, 2016	155,000	158,488
Peabody Energy Corp., “B”, 6.875%, 2013	860,000	853,550
PNA Group, Inc., 10.75%, 2016	405,000	364,500
Ryerson, Inc., 12%, 2015 (n)	190,000	178,600

		$4,521,513

Mortgage Backed – 4.9%
Fannie Mae, 5.5%, 2019 - 2035	$9,148,896	$9,309,072
Fannie Mae, 6.5%, 2031	284,842	301,693
Fannie Mae, 6%, 2034 (f)	3,411,213	3,508,649

		$13,119,414

Natural Gas - Distribution – 0.3%
AmeriGas Partners LP, 7.125%, 2016	$560,000	$544,599
Inergy LP, 6.875%, 2014	335,000	324,112

		$868,711

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 3.6%
Atlas Pipeline Partners LP, 8.125%, 2015	$520,000	$499,199
CenterPoint Energy, Inc., 7.875%, 2013	1,826,000	2,061,197
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	940,000	966,754
El Paso Corp., 7.75%, 2032	290,000	288,355
Kinder Morgan Energy Partners LP, 6%, 2017	830,000	839,178
Kinder Morgan Finance Corp., 5.35%, 2011	1,516,000	1,487,651
Knight, Inc., 7.25%, 2028	400,000	362,784
Spectra Energy Capital LLC, 8%, 2019	679,000	797,252
Williams Cos., Inc., 7.125%, 2011	1,140,000	1,214,100
Williams Cos., Inc., 8.75%, 2032	491,000	586,745
Williams Partners LP, 7.25%, 2017	405,000	419,175

		$9,522,390

Network & Telecom – 2.0%
Cincinnati Bell, Inc., 8.375%, 2014	$485,000	$463,175
Citizens Communications Co., 9.25%, 2011	863,000	919,095
Citizens Communications Co., 9%, 2031	630,000	598,500
Deutsche Telekom International Finance B.V., 8%, 2010	543,000	585,492
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	465,000	471,975
Qwest Corp., 8.875%, 2012	290,000	306,313
Qwest Corp., 7.5%, 2014	560,000	562,800
Telecom Italia Capital, 4.875%, 2010	248,000	251,113
Telefonica Europe B.V., 7.75%, 2010	1,090,000	1,178,594

		$5,337,057

Oil Services – 0.3%
Basic Energy Services, Inc., 7.125%, 2016	$595,000	$559,300
Weatherford International Ltd., 6.35%, 2017	340,000	357,847

		$917,147

Oils – 0.5%
Premcor Refining Group, Inc., 7.5%, 2015	$1,290,000	$1,358,463

Other Banks & Diversified Financials – 2.0%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 6.891%, 2011 (n)	$744,000	$714,240
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)	841,000	830,488
Bosphorus Financial Services Ltd., FRN, 6.669%, 2012 (z)	800,000	793,374
CenterCredit International B.V., 8.625%, 2014 (n)	508,000	455,930
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)	660,000	595,063
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	246,000	227,339
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,120,000	1,078,508
UFJ Finance Aruba AEC, 6.75%, 2013	648,000	716,857

		$5,411,799

Pharmaceuticals – 0.1%
Teva Pharmaceutical Finance LLC, 5.55%, 2016	$359,000	$369,110

Precious Metals & Minerals – 0.3%
Alrosa Finance S.A., 8.875%, 2014	$697,000	$750,321

Printing & Publishing – 1.7%
American Media Operations, Inc., 10.25%, 2009	$459,000	$341,955
Dex Media West LLC, 9.875%, 2013	986,000	1,005,720
Idearc, Inc., 8%, 2016	1,900,000	1,700,500
Nielsen Finance LLC, 10%, 2014	295,000	297,950
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	980,000	686,000
Quebecor World, Inc., 6.125%, 2013 (d)	210,000	90,300

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – continued
R.H. Donnelley Corp., 8.875%, 2016	$575,000	$493,063

		$4,615,488

Railroad & Shipping – 0.1%
Panama Canal Railway Co., 7%, 2026 (n)	$337,000	$316,780

Real Estate – 0.9%
ERP Operating LP, REIT, 5.75%, 2017	$630,000	$580,353
Simon Property Group, Inc., REIT, 6.1%, 2016	1,790,000	1,785,217

		$2,365,570

Restaurants – 0.7%
McDonald’s Corp., 5.8%, 2017	$1,810,000	$1,914,330

Retailers – 0.6%
Couche-Tard, Inc., 7.5%, 2013	$625,000	$621,094
Limited Brands, Inc., 5.25%, 2014	898,000	799,490
Target Corp., 6.5%, 2037	250,000	245,449

		$1,666,033

Specialty Stores – 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$310,000	$285,200

Supermarkets – 0.5%
Safeway, Inc., 4.95%, 2010	$470,000	$471,465
Safeway, Inc., 6.5%, 2011	650,000	692,395
SUPERVALU, Inc., 7.5%, 2014	281,000	284,864

		$1,448,724

Telecommunications - Wireless – 1.7%
Alltel Corp., 7%, 2012	$462,000	$392,700
American Tower Corp., 7%, 2017 (n)	210,000	207,900
Centennial Communications Corp., 10.125%, 2013	430,000	439,675
MetroPCS Wireless, Inc., 9.25%, 2014	410,000	377,200
Nextel Communications, Inc., 5.95%, 2014	1,545,000	1,362,979
Rogers Cable, Inc., 5.5%, 2014	659,000	649,369
Vodafone Group PLC, 5.375%, 2015	1,080,000	1,081,173

		$4,510,996

Tobacco – 0.4%
Reynolds American, Inc., 6.75%, 2017	$1,100,000	$1,135,592

Transportation – 0.3%
Iirsa Norte Finance Ltd., 8.75%, 2024	$545,735	$624,867
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)	250,000	170,625

		$795,492

Transportation - Services – 0.2%
Hertz Corp., 8.875%, 2014	$495,000	$477,675

Utilities - Electric Power – 4.4%
AES Corp., 9.375%, 2010	$1,025,000	$1,071,125
Beaver Valley Funding Corp., 9%, 2017	1,672,000	1,797,400
Dynegy Holdings, Inc., 7.5%, 2015	400,000	373,000
Edison Mission Energy, 7%, 2017	1,470,000	1,429,575
Enersis S.A., 7.375%, 2014	648,000	689,442
FirstEnergy Corp., 6.45%, 2011	857,000	905,037
HQI Transelec Chile S.A., 7.875%, 2011	1,200,000	1,283,864
Intergen N.V., 9%, 2017 (n)	255,000	265,837
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	315,000	320,513

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Mirant Americas Generation LLC, 8.3%, 2011	$100,000	$101,000
Mirant North America LLC, 7.375%, 2013	585,000	585,000
NRG Energy, Inc., 7.375%, 2016	1,440,000	1,391,400
Reliant Energy, Inc., 7.875%, 2017	700,000	682,500
Sierra Pacific Resources, 8.625%, 2014	230,000	246,568
Waterford 3 Funding Corp., 8.09%, 2017	518,001	523,927

		$11,666,188

Total Bonds		$243,566,557

Floating Rate Loans – 2.3% (g)(r)
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.73%, 2014 (o)	$21,906	$20,008
Hawker Beechcraft Acquisition Co., Term Loan B, 6.83%, 2014 (o)	407,230	371,936

		$391,944

Automotive – 0.4%
Allison Transmission, Inc., Term Loan B, 7.43%, 2014 (o)	$341,331	$298,067
Ford Motor Co., Term Loan B, 2013 (o)	186,759	163,103
Goodyear Tire & Rubber Co., Second Lien Term Loan, 6.35%, 2014 (o)	726,535	661,147

		$1,122,317

Broadcasting – 0.2%
Gray Television, Inc., Term Loan B, 6.73%, 2014	$196,338	$175,477
Univision Communications, Inc., Term Loan B, 5.49%, 2014	369,897	303,685

		$479,162

Building – 0.0%
Building Materials Holding Corp., Second Lien Term Loan, 9.56%, 2014	$191,172	$128,563

Cable TV – 0.4%
Charter Communications, Inc., Term Loan, 5.26%, 2014 (o)	$494,736	$430,307
CSC Holdings, Inc., Term Loan B, 6.9%, 2013	371,818	341,104
MCC Iowa Mediacom Broadband LLC, Term Loan A, 5.55%, 2011	337,404	304,226

		$1,075,637

Chemicals – 0.1%
Celanese AG, Term Loan, 6.98%, 2014	$343,687	$321,961

Computer Software – 0.2%
First Data Corp., Term Loan B-2, 7.63%, 2014 (o)	$470,038	$422,681

Gaming & Lodging – 0.1%
Harrahs Entertainment, Inc., Term Loan B-2, 2015 (o)	$225,367	$206,868

Medical & Health Technology & Services – 0.2%
Advanced Medical Optics, Inc., Term Loan B, 6.77%, 2014	$194,999	$180,861
Community Health Systems, Inc., Term Loan, 7.33%, 2014	224,499	206,590
HCA, Inc., Term Loan B, 7.45%, 2013	176,616	162,912

		$550,363

Pollution Control – 0.1%
Allied Waste North America, Inc., Letter of Credit, 5%, 2012	$148,319	$138,492
Allied Waste North America, Inc., Term Loan B, 5.89%, 2012	234,308	218,785

		$357,277

Retailers – 0.1%
Neiman Marcus, Term Loan B, 6.69%, 2014	$320,629	$293,930

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans(g)(r) – continued
Specialty Stores – 0.3%
Michaels Stores, Inc., Term Loan B, 7.58%, 2013 (o)	$826,732	$703,641
Utilities - Electric Power – 0.1%
TXU Corp. Term Loan B-3, 2014 (o)	$278,041	$256,339

Total Floating Rate Loans		$6,310,683

Money Market Funds (v) – 6.1%
MFS Institutional Money Market Portfolio, 4.25%, at Net Asset Value	$16,328,565	$16,328,565

Rights – 0.0%
Emerging Market Sovereign – 0.0%
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (a)	1,250,000	$0

Total Investments (k)		$266,205,805

Other Assets, Less Liabilities – 0.4%		972,500

Net Assets – 100.0%		$267,178,305

(a)	Non-income producing security.

(d)	Non-income producing security-in default.

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k)	As of January 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $239,871,458 and 90.11% of market value. An independent pricing service provided an evaluated bid for 89.21% of the market value.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $34,292,277, representing 12.8% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Anthracite Ltd., CDO, 6%, 2037	5/14/02	$774,502	$802,125
Asset Securitization Corp., FRN, 8.825%, 2029	1/25/05	681,838	907,019
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.085%, 2040	3/01/06	674,286	539,429
Bosphorus Financial Services Ltd., FRN, 6.669%, 2012	3/08/05	800,000	793,374
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	1,012,244	1,007,208
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	1,341,614	1,870,228
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	541,600	553,772
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	607,195	487,648
Falcon Franchise Loan LLC, FRN, 3.933%, 2025	1/29/03	703,086	480,886
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	11/17/00	1,263,150	1,739,695
Harrah’s Operating Co., Inc., 10.75%, 2016	1/30/08	259,525	257,925
Prudential Securities Secured Financing Corp., FRN, 7.283%, 2013	12/06/04	971,421	816,928
Republic of Indonesia, 6.875%, 2018	1/10/08	316,307	327,937

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Restricted Securities - continued	Acquisition Date	Acquisition Cost	Current Market Value
Republic of Indonesia, 7.75%, 2038	1/10/08	125,000	132,031
Salomon Brothers Mortgage Securities, Inc., FRN, 7.268%, 2032	1/07/05	2,067,961	1,965,840
Southwestern Energy Co., 7.5%, 2018	1/11/08	282,714	287,700

Total Restricted Securities			$12,969,745
% of Net Assets			4.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic Income Fund

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$270,672,445

Gross unrealized appreciation	$5,456,870
Gross unrealized depreciation	(9,923,510)

Net unrealized appreciation (depreciation)	$(4,466,640)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Derivative Contracts at 1/31/08

Forward Foreign Currency Exchange Contracts at 1/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
Buy	AUD	456,122	3/11/08	$399,704	$407,664	$7,960
Buy	CAD	17,202	3/07/08	16,700	17,120	420
Sell	CAD	1,450,395	3/07/08	1,469,871	1,443,481	26,390
Buy	EUR	2,431,322	2/13/08	3,534,577	3,616,398	81,821
Sell	EUR	5,065,428	3/17/08	7,534,317	7,527,479	6,838
Sell	GBP	1,604,440	2/14/08	3,235,261	3,191,098	44,163
Buy	JPY	734,808,449	2/05/08 - 4/15/08	6,901,225	6,906,029	4,804
Sell	JPY	22,853,307	4/15/2008	215,803	215,733	70
Buy	MXN	3,111,529	2/19/2008	283,780	287,105	3,325
Buy	PLN	1,349,934	3/31/2008	550,174	555,261	5,087
Sell	SEK	1,682,571	4/15/2008	265,637	264,018	1,619

						$182,497

Depreciation
Sell	DKK	4,013,417	2/07/08	$786,670	$801,054	$(14,384)
Sell	EUR	6,782,818	2/13/08 - 3/17/08	9,934,609	10,081,024	(146,415)
Sell	GBP	840,045	2/14/08	1,653,998	1,670,779	(16,781)
Sell	JPY	1,172,943,211	2/05/08 - 4/15/08	10,959,087	11,041,977	(82,890)
Sell	SEK	796,366	4/15/08	123,644	124,961	(1,317)

						$(261,787)

Futures contracts outstanding at 1/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 5 yr (Long)	29	$3,180,812	Mar-08	$96,188
U.S. Treasury Bond (Short)	36	4,211,030	Mar-08	(84,220)

				$11,968

MFS Strategic Income Fund

Supplemental Information (Unaudited) 1/31/08 - continued

Swap Agreements at 1/31/08

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09 USD	100,000	JPMorgan Chase Bank	4.8% (fixed rate)	(1)	$(9,007)
6/20/09 USD	300,000	JPMorgan Chase Bank	4.1% (fixed rate)	(1)	(29,785)
9/20/10 USD	1,130,000	Merrill Lynch International	(2)	0.68% (fixed rate)	145,953
9/20/12 USD	1,180,000	JPMorgan Chase Bank	0.36% (fixed rate)	(3)	(7,648)
3/20/13 USD	710,000	Merrill Lynch International	(4)	0.65% (fixed rate)	4,984
3/20/13 USD	1,790,000	Goldman Sachs International	2.129% (fixed rate)	(5)	(43,156)

					$61,341

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, Inc., 8.375%, 4/01/15.

(2)	Fund to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/13.

(3)	Fund to pay notional amount upon a defined credit event by Federal National Mortgage Association, 5.5%, 6/09/33.

(4)	Fund to receive notional amount upon a defined credit event by Auto Zone Inc., 5.875%, 10/15/12.

(5)	Fund to pay notional amount upon a defined credit event by Simon Property Group, 6.350%, 8/28/12.

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	42,499,180	(26,170,615)	16,328,565

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	—	$47,141	$16,328,565

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2008, are as follows:

United States	65.6%
Japan	6.4%
Germany	3.7%
France	2.9%
United Kingdom	2.7%
Canada	2.1%
Spain	2.1%
Netherlands	2.1%
Ireland	1.5%
Other Countries	10.9%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	MFS SERIES TRUST VIII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 17, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2008

*	Print name and title of each signing officer under his or her signature.